Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2014
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2014			April 30, 2013
	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities	Other Current Assets	Other Current Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$23.4	$10.9	$—	$2.1	$2.0
Interest rate contract	18.0	—	3.1	—	—

Total derivatives designated as hedging instruments	$41.4	$10.9	$3.1	$2.1	$2.0

Derivatives not designated as hedging instruments:
Commodity contracts	$11.6	$5.8	$—	$3.6	$2.3
Foreign currency exchange contracts	1.4	0.7	—	0.7	0.2

Total derivatives not designated as hedging instruments	$13.0	$6.5	$—	$4.3	$2.5

Total derivative instruments	$54.4	$17.4	$3.1	$6.4	$4.5

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2014	2013
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$21.0	$(27.5)
Losses reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	(20.3)	(39.6)

Change in accumulated other comprehensive loss	$41.3	$12.1

Gains (losses) recognized in cost of products sold (ineffective portion)	$1.4	$(0.9)

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2014	2013
Unrealized gains on commodity contracts	$6.2	$6.1
Unrealized (losses) gains on foreign currency exchange contracts	(0.9)	0.5

Total unrealized gains recognized in cost of products sold	$5.3	$6.6

Realized losses on commodity contracts	$(1.0)	$(1.5)
Realized gains on foreign currency exchange contracts	4.2	0.8

Total realized gains (losses) recognized in cost of products sold	$3.2	$(0.7)

Total gains recognized in cost of products sold	$8.5	$5.9

Outstanding derivative contracts

	Year Ended April 30,
	2014	2013
Commodity contracts	$790.3	$347.6
Foreign currency exchange contracts	158.1	56.8
Interest rate contract	750.0	—